Employee Benefit Plans (Stock-Based Compensation Expense) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Benefit Plans [Abstract]
Stock options, expense	$ 21,757	$ 19,555	$ 18,202
Restricted stock awards, expense	41,190	46,315	37,167
Total stock-based compensation expense	62,947	65,870	55,369
Tax benefit recognized	(23,057)	(24,128)	(20,282)
Stock-based compensation expense, net of tax	$ 39,890	$ 41,742	$ 35,087